Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net/Goodwill [Abstract]
INTANGIBLE ASSETS, NET
NOTE 4:	INTANGIBLE ASSETS, NET

a.	Definite-lived intangible assets:

	December 31,
	2016	2015
Original amounts:
Customer contracts and relationships	$4,978	$5,065
Technology	(*) 12,458	(*) 9,486
Trademarks	1,537	1,556

Total original amounts	18,973	16,107

Accumulated amortization:
Customer contracts and relationships	(3,014)	(2,479)
Technology	(4,887)	(2,866)
Trademarks	(646)	(498)

Accumulated amortization	(8,547)	(5,843)

Intangible assets, net	$10,426	$10,264

(*) Includes $5,056 and $1,929 capitalized technology as of December 31, 2016 and 2015, respectively. Capitalized technology includes $2,143 and $1,755 for which amortization has not yet begun as of December 31, 2016 and 2015, respectively.

b.	The intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method, except for customer relations which are amortized on an accelerated basis.

The following table sets forth the weighted average annual rates of amortization for the major classes of intangible assets:

Weighted average %

Customer contracts and relationships	7.5
Technology	26.0
Trademarks	10.0

Total intangible assets	19.1

c.	Amortization expense amounted to $2,836, $1,549 and $1,736 for 2016, 2015 and 2014, respectively.

d.	The estimated aggregate amortization expenses for the five succeeding fiscal years are as follows:

2017	$3,536
2018	2,785
2019	1,012
2020	937
2021	767
Thereafter	1,389

Total	$10,426